Goodwill and Other Intangibles	12 Months Ended
Oct. 31, 2018
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Goodwill and Other Intangibles

NOTE 14:  GOODWILL AND OTHER INTANGIBLES

The recoverable amount of the Bank's CGUs is determined from internally developed valuation models that consider various factors and assumptions such as forecasted earnings, growth rates, price-earnings multiples, discount rates and terminal multiples. Management is required to use judgment in estimating the recoverable amount of CGUs, and the use of different assumptions and estimates in the calculations could influence the determination of the existence of impairment and the valuation of goodwill. Management believes that the assumptions and estimates used are reasonable and supportable. Where possible, fair values generated internally are compared to relevant market information. The carrying amounts of the Bank's CGUs are determined by management using risk based capital models to adjust net assets and liabilities by CGU. These models consider various factors including market risk, credit risk and operational risk, including investment capital (comprised of goodwill and other intangibles). Any capital not directly attributable to the CGUs is held within the Corporate segment. As at the date of the last impairment test, the amount of capital was approximately $15.4 billion and primarily related to treasury assets and excess capital managed within the Corporate segment. The Bank's capital oversight committees provide oversight to the Bank's capital allocation methodologies.

Key Assumptions

The recoverable amount of each CGU or group of CGUs has been determined based on its estimated value-in-use. In assessing value-in-use, estimated future cash flows based on the Bank's internal forecast are discounted using an appropriate pre-tax discount rate.

The following were the key assumptions applied in the goodwill impairment testing:

Discount Rate

The pre-tax discount rates used reflect current market assessments of the risks specific to each group of CGUs and are dependent on the risk profile and capital requirements of each group of CGUs.

Terminal Multiple

The earnings included in the goodwill impairment testing for each operating segment were based on the Bank's internal forecast, which projects expected cash flows over the next five years. The pre-tax terminal multiple for the period after the Bank's internal forecast was derived from observable terminal multiples of comparable financial institutions and ranged from 9 times to 14 times.

In considering the sensitivity of the key assumptions discussed above, management determined that a reasonable change in any of the above would not result in the recoverable amount of any of the groups of CGUs to be less than their carrying amount.

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail[2]	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2016	$2,337	$14,175	$150	$16,662
Additions	–	34	10	44
Foreign currency translation adjustments and other	(34)	(516)	–	(550)
Carrying amount of goodwill as at October 31, 2017	2,303	13,693	160	16,156
Additions	82	–	–	82
Foreign currency translation adjustments and other	18	280	–	298
Carrying amount of goodwill as at October 31, 2018[1]	$2,403	$13,973	$160	$16,536

Pre-tax discount rates
2017	9.1–10.7%	10.1–10.5%	12.2%
2018	9.7–10.7	10.1–11.8	12.2

[1]	Accumulated impairment as at October 31, 2018, was nil (October 31, 2017 – nil).
[2]	Goodwill predominantly relates to U.S. personal and commercial banking.

OTHER INTANGIBLES

The following table presents details of other intangibles as at October 31.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2016	$2,623	$762	$2,266	$387	$675	$6,713
Additions	–	–	576	82	74	732
Disposals	–	–	(93)	(16)	(58)	(167)
Fully amortized intangibles	–	–	(171)	(142)	(110)	(423)
Foreign currency translation adjustments and other	(100)	(6)	(29)	(3)	(16)	(154)
As at October 31, 2017	2,523	756	2,549	308	565	6,701
Additions	–	–	567	87	14	668
Disposals	–	–	(82)	(2)	–	(84)
Fully amortized intangibles	–	–	(275)	(89)	–	(364)
Foreign currency translation adjustments and other	52	3	1	(4)	7	59
As at October 31, 2018	$2,575	$759	$2,760	$300	$586	$6,980

Amortization and impairment
As at November 1, 2016	$2,225	$356	$786	$261	$446	$4,074
Disposals	–	–	(91)	(16)	(58)	(165)
Impairment losses	–	–	1	–	–	1
Amortization charge for the year	121	90	368	80	44	703
Fully amortized intangibles	–	–	(171)	(142)	(110)	(423)
Foreign currency translation adjustments and other	(86)	(4)	(5)	(3)	(9)	(107)
As at October 31, 2017	2,260	442	888	180	313	4,083
Disposals	–	–	(11)	(2)	–	(13)
Impairment losses	–	–	–	5	–	5
Amortization charge for the year	96	98	423	78	44	739
Fully amortized intangibles	–	–	(275)	(89)	–	(364)
Foreign currency translation adjustments and other	48	2	6	12	3	71
As at October 31, 2018	$2,404	$542	$1,031	$184	$360	$4,521
Net Book Value:
As at October 31, 2017	$263	$314	$1,661	$128	$252	$2,618
As at October 31, 2018	171	217	1,729	116	226	2,459